Williams Capital U.S. Treasury Fund | Williams Capital U.S. Treasury Fund
Williams Capital U.S. Treasury Fund
Investment Objective
     Williams Capital U.S. Treasury Fund (the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital U.S. Treasury Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital U.S. Treasury Fund Institutional Shares
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.13%
Total Annual Operating Expenses		0.23%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2014. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Williams Capital U.S. Treasury Fund Institutional Shares	20	71

Principal Investment Strategies of the Fund
The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the U.S. Government.
Principal Risks of Investing in the Fund
     The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available.